American Century Investments®
Quarterly Portfolio Holdings
Core Plus Fund
December 31, 2021

Core Plus - Schedule of Investments
DECEMBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 41.7%
Aerospace and Defense — 0.7%
Boeing Co. (The), 2.20%, 2/4/26	540,000	540,318
Boeing Co. (The), 3.625%, 2/1/31	860,000	918,151
Boeing Co. (The), 5.81%, 5/1/50	335,000	454,497
Raytheon Technologies Corp., 4.125%, 11/16/28	764,000	855,328
TransDigm, Inc., 4.625%, 1/15/29	1,000,000	998,490
		3,766,784
Air Freight and Logistics — 0.1%
GXO Logistics, Inc., 2.65%, 7/15/31(1)	438,000	433,224
Airlines — 1.4%
Air Canada, 3.875%, 8/15/26(1)	1,910,000	1,950,712
American Airlines Pass Through Trust, Series 2021-1, Class A, 2.875%, 1/11/36	430,000	427,768
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	1,809,000	1,883,947
British Airways 2021-1 Class A Pass Through Trust, 2.90%, 9/15/36(1)	624,940	624,898
British Airways 2021-1 Class B Pass Through Trust, 3.90%, 3/15/33(1)	351,000	350,523
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(1)	814,000	889,524
United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 7/15/27	319,688	333,292
United Airlines, Inc., 4.625%, 4/15/29(1)	1,466,000	1,514,862
		7,975,526
Auto Components — 0.1%
Aptiv plc, 3.10%, 12/1/51	410,000	391,274
Automobiles — 0.8%
Ford Motor Credit Co. LLC, 3.10%, 5/4/23	1,000,000	1,020,065
Ford Motor Credit Co. LLC, 3.375%, 11/13/25	850,000	884,200
General Motors Co., 5.15%, 4/1/38	532,000	642,363
General Motors Financial Co., Inc., 2.75%, 6/20/25	929,000	959,378
General Motors Financial Co., Inc., 2.70%, 8/20/27	296,000	301,315
General Motors Financial Co., Inc., 2.40%, 10/15/28	660,000	658,691
		4,466,012
Banks — 3.7%
Banco Santander SA, 5.18%, 11/19/25	400,000	445,669
Banco Santander SA, VRN, 1.72%, 9/14/27	400,000	392,947
Bank of America Corp., MTN, VRN, 2.68%, 6/19/41	923,000	889,999
Bank of America Corp., VRN, 3.42%, 12/20/28	1,402,000	1,497,820
Bank of America Corp., VRN, 2.57%, 10/20/32	1,475,000	1,483,159
Bank of America Corp., VRN, 2.48%, 9/21/36	390,000	378,193
Bank of Ireland Group plc, VRN, 2.03%, 9/30/27(1)	469,000	461,085
Barclays plc, 4.84%, 5/9/28	525,000	578,764
Barclays plc, VRN, 2.28%, 11/24/27	395,000	395,937
BNP Paribas SA, VRN, 4.375%, 3/1/33(1)	490,000	531,926
Citigroup, Inc., VRN, 3.52%, 10/27/28	1,867,000	2,004,213
Commonwealth Bank of Australia, VRN, 3.61%, 9/12/34(1)	625,000	654,113
FNB Corp., 2.20%, 2/24/23	592,000	597,162
HSBC Holdings plc, VRN, 2.80%, 5/24/32	360,000	361,494
Intesa Sanpaolo SpA, VRN, 4.20%, 6/1/32(1)	1,150,000	1,161,163
Itau Unibanco Holding SA, VRN, 3.875%, 4/15/31(1)	300,000	288,457
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	420,000	415,269
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29	2,849,000	2,827,376
JPMorgan Chase & Co., VRN, 3.16%, 4/22/42	570,000	596,127

National Australia Bank Ltd., 2.33%, 8/21/30(1)	356,000	341,447
National Australia Bank Ltd., 2.99%, 5/21/31(1)	298,000	299,179
Societe Generale SA, VRN, 1.79%, 6/9/27(1)	460,000	450,398
UniCredit SpA, VRN, 3.13%, 6/3/32(1)	950,000	939,814
UniCredit SpA, VRN, 5.86%, 6/19/32(1)	700,000	768,482
US Bancorp, VRN, 2.49%, 11/3/36	540,000	538,516
Wells Fargo & Co., VRN, 3.07%, 4/30/41	770,000	791,249
Westpac Banking Corp., VRN, 2.89%, 2/4/30	265,000	270,767
Westpac Banking Corp., VRN, 3.02%, 11/18/36	295,000	291,938
		20,652,663
Beverages — 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	988,000	1,251,644
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	759,000	884,224
		2,135,868
Biotechnology — 0.2%
AbbVie, Inc., 3.20%, 11/21/29	634,000	678,570
AbbVie, Inc., 4.40%, 11/6/42	520,000	621,883
		1,300,453
Building Products — 0.3%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	1,213,000	1,303,138
Standard Industries, Inc., 4.375%, 7/15/30(1)	184,000	188,100
		1,491,238
Capital Markets — 3.5%
Bain Capital Specialty Finance, Inc., 2.95%, 3/10/26	307,000	306,362
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26	1,247,000	1,212,679
Blackstone Secured Lending Fund, 2.85%, 9/30/28(1)	355,000	346,362
Blue Owl Finance LLC, 3.125%, 6/10/31(1)	193,000	189,066
Blue Owl Finance LLC, 4.125%, 10/7/51(1)	600,000	603,923
Coinbase Global, Inc., 3.375%, 10/1/28(1)	1,121,000	1,049,065
Deutsche Bank AG, VRN, 2.31%, 11/16/27	598,000	598,085
Deutsche Bank AG, VRN, 4.30%, 5/24/28	1,295,000	1,330,898
Deutsche Bank AG, VRN, 4.875%, 12/1/32	595,000	643,397
FS KKR Capital Corp., 3.125%, 10/12/28	747,000	743,801
Goldman Sachs Group, Inc. (The), VRN, 1.95%, 10/21/27	481,000	479,103
Goldman Sachs Group, Inc. (The), VRN, 2.91%, 7/21/42	560,000	557,815
Golub Capital BDC, Inc., 2.50%, 8/24/26	213,000	209,548
Hercules Capital, Inc., 2.625%, 9/16/26	392,000	388,940
Jane Street Group / JSG Finance, Inc., 4.50%, 11/15/29(1)	1,405,000	1,421,354
LPL Holdings, Inc., 4.625%, 11/15/27(1)	973,000	1,008,451
LPL Holdings, Inc., 4.375%, 5/15/31(1)	804,000	823,585
Main Street Capital Corp., 3.00%, 7/14/26	356,000	357,417
Moody's Corp., 3.10%, 11/29/61	340,000	338,077
Morgan Stanley, MTN, VRN, 2.24%, 7/21/32	221,000	216,390
Morgan Stanley, VRN, 1.59%, 5/4/27	1,562,000	1,547,426
Morgan Stanley, VRN, 2.48%, 9/16/36	676,000	651,668
Owl Rock Core Income Corp., 3.125%, 9/23/26(1)	953,000	921,174
Owl Rock Technology Finance Corp., 6.75%, 6/30/25(1)	618,000	690,845
Owl Rock Technology Finance Corp., 3.75%, 6/17/26(1)	318,000	327,905
Owl Rock Technology Finance Corp., 2.50%, 1/15/27	603,000	590,906
Prospect Capital Corp., 3.71%, 1/22/26	580,000	590,402
Prospect Capital Corp., 3.44%, 10/15/28	545,000	524,855
UBS Group AG, VRN, 1.49%, 8/10/27(1)	595,000	580,741
		19,250,240
Chemicals — 0.2%
International Flavors & Fragrances, Inc., 1.83%, 10/15/27(1)	268,000	263,293

Tronox, Inc., 4.625%, 3/15/29(1)	710,000	710,398
Westlake Chemical Corp., 2.875%, 8/15/41	180,000	175,460
		1,149,151
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 2.375%, 3/15/33	238,000	237,185
Waste Connections, Inc., 2.60%, 2/1/30	160,000	163,430
Waste Connections, Inc., 2.95%, 1/15/52	322,000	317,780
		718,395
Communications Equipment — 0.2%
CommScope Technologies LLC, 5.00%, 3/15/27(1)	899,000	841,464
Construction and Engineering — 0.1%
Quanta Services, Inc., 2.35%, 1/15/32	590,000	573,518
Construction Materials — 0.5%
Cemex SAB de CV, 5.20%, 9/17/30(1)	1,200,000	1,290,330
Cemex SAB de CV, 3.875%, 7/11/31(1)	1,000,000	997,915
Eagle Materials, Inc., 2.50%, 7/1/31	413,000	407,922
		2,696,167
Consumer Finance — 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/28	563,000	571,399
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.40%, 10/29/33	496,000	505,604
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.85%, 10/29/41	170,000	177,390
Ally Financial, Inc., 5.75%, 11/20/25	730,000	824,065
Avolon Holdings Funding Ltd., 4.25%, 4/15/26(1)	347,000	368,078
Avolon Holdings Funding Ltd., 4.375%, 5/1/26(1)	53,000	56,846
Avolon Holdings Funding Ltd., 2.75%, 2/21/28(1)	1,030,000	1,011,380
Castlelake Aviation Finance DAC, 5.00%, 4/15/27(1)	560,000	556,360
LFS Topco LLC, 5.875%, 10/15/26(1)	337,000	348,303
SLM Corp., 3.125%, 11/2/26	687,000	681,126
		5,100,551
Containers and Packaging — 0.2%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc, 4.00%, 9/1/29(1)	711,000	705,550
Berry Global, Inc., 1.57%, 1/15/26	350,000	342,878
		1,048,428
Diversified Consumer Services — 0.1%
Novant Health, Inc., 3.17%, 11/1/51	325,000	341,877
Pepperdine University, 3.30%, 12/1/59	357,000	381,113
		722,990
Diversified Financial Services — 0.4%
Antares Holdings LP, 2.75%, 1/15/27(1)	366,000	358,912
Blackstone Private Credit Fund, 2.625%, 12/15/26(1)	548,000	534,567
Blackstone Private Credit Fund, 3.25%, 3/15/27(1)	758,000	766,294
Block Financial LLC, 3.875%, 8/15/30	350,000	374,892
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	260,000	310,700
		2,345,365
Diversified Telecommunication Services — 1.2%
AT&T, Inc., 2.55%, 12/1/33	846,000	828,406
AT&T, Inc., 3.55%, 9/15/55	795,000	799,228
British Telecommunications plc, 3.25%, 11/8/29(1)	410,000	419,546
Level 3 Financing, Inc., 4.625%, 9/15/27(1)	597,000	609,844
Ooredoo International Finance Ltd., 2.625%, 4/8/31(1)	300,000	301,838
Ooredoo International Finance Ltd., MTN, 3.25%, 2/21/23	147,000	150,869
Telecom Italia Capital SA, 6.375%, 11/15/33	695,000	749,432
Telefonica Emisiones SA, 4.90%, 3/6/48	925,000	1,115,283
Verizon Communications, Inc., 4.33%, 9/21/28	446,000	507,092
Verizon Communications, Inc., 1.75%, 1/20/31	565,000	535,425

Verizon Communications, Inc., 2.65%, 11/20/40	427,000	406,471
Verizon Communications, Inc., 2.99%, 10/30/56	230,000	218,228
		6,641,662
Electric Utilities — 1.7%
AEP Texas, Inc., 2.10%, 7/1/30	432,000	416,058
Baltimore Gas and Electric Co., 2.25%, 6/15/31	334,000	334,629
Commonwealth Edison Co., 3.20%, 11/15/49	400,000	422,286
Duke Energy Carolinas LLC, 2.55%, 4/15/31	188,000	193,186
Duke Energy Corp., 2.55%, 6/15/31	230,000	230,464
Duke Energy Florida LLC, 1.75%, 6/15/30	339,000	325,720
Duke Energy Florida LLC, 3.85%, 11/15/42	147,000	165,314
Duke Energy Progress LLC, 4.15%, 12/1/44	606,000	713,685
Entergy Arkansas LLC, 2.65%, 6/15/51	232,000	216,228
Exelon Corp., 4.45%, 4/15/46	275,000	329,301
FEL Energy VI Sarl, 5.75%, 12/1/40(1)	771,850	774,563
Florida Power & Light Co., 4.125%, 2/1/42	310,000	369,717
Florida Power & Light Co., 2.875%, 12/4/51	170,000	172,847
Indiana Michigan Power Co., 3.25%, 5/1/51	214,000	220,528
MidAmerican Energy Co., 4.40%, 10/15/44	408,000	500,766
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	237,000	256,933
Northern States Power Co., 3.20%, 4/1/52	300,000	319,038
NRG Energy, Inc., 2.00%, 12/2/25(1)	1,020,000	1,027,500
NRG Energy, Inc., 3.875%, 2/15/32(1)	333,000	326,868
Pacific Gas and Electric Co., 4.20%, 6/1/41	195,000	196,581
PacifiCorp, 3.30%, 3/15/51	422,000	438,530
PacifiCorp, 2.90%, 6/15/52	270,000	265,654
Southern Co. Gas Capital Corp., 1.75%, 1/15/31	455,000	426,930
Xcel Energy, Inc., 3.40%, 6/1/30	436,000	468,339
		9,111,665
Energy Equipment and Services — 0.2%
Halliburton Co., 2.92%, 3/1/30	470,000	484,035
Helmerich & Payne, Inc., 2.90%, 9/29/31(1)	688,000	675,919
		1,159,954
Entertainment — 0.2%
Netflix, Inc., 3.625%, 6/15/25(1)	109,000	114,979
Netflix, Inc., 4.875%, 4/15/28	674,000	769,523
		884,502
Equity Real Estate Investment Trusts (REITs) — 4.1%
American Finance Trust, Inc. / American Finance Operating Partner LP, 4.50%, 9/30/28(1)	1,740,000	1,755,443
Broadstone Net Lease LLC, 2.60%, 9/15/31	305,000	296,390
Corporate Office Properties LP, 2.00%, 1/15/29	630,000	606,302
Crown Castle International Corp., 3.30%, 7/1/30	425,000	448,801
CubeSmart LP, 2.25%, 12/15/28	347,000	347,340
EPR Properties, 4.75%, 12/15/26	396,000	423,482
EPR Properties, 4.95%, 4/15/28	1,668,000	1,801,306
EPR Properties, 3.60%, 11/15/31	200,000	198,084
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	450,000	501,692
IIP Operating Partnership LP, 5.50%, 5/25/26	1,250,000	1,324,510
Iron Mountain, Inc., 4.875%, 9/15/29(1)	970,000	1,005,502
Kite Realty Group Trust, 4.00%, 3/15/25	273,000	286,645
LXP Industrial Trust, 2.375%, 10/1/31	725,000	696,459
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	1,160,000	1,215,077
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 3/15/31	1,230,000	1,245,732
National Health Investors, Inc., 3.00%, 2/1/31	1,030,000	994,854
Office Properties Income Trust, 2.40%, 2/1/27	465,000	450,411

Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 4.875%, 5/15/29(1)	670,000	686,093
Phillips Edison Grocery Center Operating Partnership I LP, 2.625%, 11/15/31	280,000	272,736
Physicians Realty LP, 2.625%, 11/1/31	529,000	528,940
Piedmont Operating Partnership LP, 2.75%, 4/1/32	485,000	475,392
Rexford Industrial Realty LP, 2.15%, 9/1/31	575,000	543,536
RHP Hotel Properties LP / RHP Finance Corp., 4.75%, 10/15/27	869,000	887,249
RHP Hotel Properties LP / RHP Finance Corp., 4.50%, 2/15/29(1)	499,000	499,756
Sabra Health Care LP, 3.20%, 12/1/31	1,453,000	1,421,513
STORE Capital Corp., 4.625%, 3/15/29	205,000	229,998
STORE Capital Corp., 2.70%, 12/1/31	344,000	336,769
Tanger Properties LP, 2.75%, 9/1/31	1,130,000	1,098,468
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/30(1)	920,000	974,492
XHR LP, 6.375%, 8/15/25(1)	760,000	804,737
XHR LP, 4.875%, 6/1/29(1)	412,000	419,915
		22,777,624
Food and Staples Retailing — 0.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.875%, 2/15/30(1)	910,000	983,947
Sysco Corp., 3.30%, 7/15/26	70,000	74,629
Sysco Corp., 5.95%, 4/1/30	916,000	1,144,502
United Natural Foods, Inc., 6.75%, 10/15/28(1)	710,000	761,315
		2,964,393
Food Products — 0.8%
JDE Peet's NV, 2.25%, 9/24/31(1)	667,000	642,411
Kraft Heinz Foods Co., 5.00%, 6/4/42	525,000	654,499
Lamb Weston Holdings, Inc., 4.125%, 1/31/30(1)	719,000	739,074
MARB BondCo plc, 3.95%, 1/29/31(1)	1,000,000	956,630
US Foods, Inc., 4.75%, 2/15/29(1)	690,000	702,337
US Foods, Inc., 4.625%, 6/1/30(1)	864,000	875,059
		4,570,010
Gas Utilities — 0.1%
Infraestructura Energetica Nova SAB de CV, 4.75%, 1/15/51(1)	519,000	515,250
Health Care Equipment and Supplies — 0.6%
Avantor Funding, Inc., 3.875%, 11/1/29(1)	900,000	911,110
Baxter International, Inc., 1.92%, 2/1/27(1)	472,000	474,019
Baxter International, Inc., 2.54%, 2/1/32(1)	650,000	657,373
Mozart Debt Merger Sub, Inc., 3.875%, 4/1/29(1)	430,000	429,342
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.375%, 6/1/25(1)	575,000	607,209
		3,079,053
Health Care Providers and Services — 1.5%
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	441,000	458,640
Centene Corp., 4.625%, 12/15/29	800,000	864,152
Centene Corp., 3.375%, 2/15/30	526,000	536,549
CVS Health Corp., 1.75%, 8/21/30	380,000	362,562
CVS Health Corp., 4.78%, 3/25/38	362,000	441,422
Duke University Health System, Inc., 3.92%, 6/1/47	128,000	152,449
HCA, Inc., 2.375%, 7/15/31	770,000	758,862
HCA, Inc., 3.50%, 7/15/51	430,000	439,403
Humana, Inc., 2.15%, 2/3/32	568,000	549,872
Kaiser Foundation Hospitals, 3.00%, 6/1/51	240,000	247,598
Roche Holdings, Inc., 2.61%, 12/13/51(1)	830,000	816,669
Tenet Healthcare Corp., 6.75%, 6/15/23	510,000	545,680
Tenet Healthcare Corp., 6.125%, 10/1/28(1)	680,000	719,613
Universal Health Services, Inc., 1.65%, 9/1/26(1)	807,000	792,935
Universal Health Services, Inc., 2.65%, 10/15/30(1)	872,000	866,192
		8,552,598

Hotels, Restaurants and Leisure — 1.1%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	653,000	654,368
Carnival Corp., 5.75%, 3/1/27(1)	980,000	981,470
Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29(1)	861,000	868,693
International Game Technology plc, 5.25%, 1/15/29(1)	1,175,000	1,246,846
Marriott International, Inc., 3.50%, 10/15/32	525,000	550,567
Penn National Gaming, Inc., 4.125%, 7/1/29(1)	441,000	428,438
Scientific Games International, Inc., 7.25%, 11/15/29(1)	620,000	692,326
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	530,000	530,082
		5,952,790
Household Durables — 0.6%
D.R. Horton, Inc., 2.50%, 10/15/24	452,000	465,478
KB Home, 4.80%, 11/15/29	935,000	1,021,894
Meritage Homes Corp., 3.875%, 4/15/29(1)	630,000	662,404
Safehold Operating Partnership LP, 2.85%, 1/15/32	853,000	837,120
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)	493,000	494,699
		3,481,595
Insurance — 1.2%
Assured Guaranty US Holdings, Inc., 3.60%, 9/15/51	350,000	364,836
Athene Global Funding, 1.99%, 8/19/28(1)	986,000	958,873
Athene Global Funding, 2.67%, 6/7/31(1)	163,000	161,663
Brighthouse Financial Global Funding, 2.00%, 6/28/28(1)	447,000	439,950
Equitable Financial Life Global Funding, 1.80%, 3/8/28(1)	395,000	388,724
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	322,000	319,077
Global Atlantic Fin Co., VRN, 4.70%, 10/15/51(1)	855,000	867,654
Guardian Life Global Funding, 1.625%, 9/16/28(1)	613,000	594,110
Hill City Funding Trust, 4.05%, 8/15/41(1)	716,000	693,753
Sammons Financial Group, Inc., 3.35%, 4/16/31(1)	137,000	138,185
SBL Holdings, Inc., 5.125%, 11/13/26(1)	395,000	430,121
SBL Holdings, Inc., VRN, 6.50%(1)(2)	725,000	715,938
Stewart Information Services Corp., 3.60%, 11/15/31	600,000	608,191
		6,681,075
Internet and Direct Marketing Retail — 0.2%
Amazon.com, Inc., 2.875%, 5/12/41	1,120,000	1,165,254
IT Services — 0.1%
Fiserv, Inc., 2.65%, 6/1/30	480,000	487,611
Life Sciences Tools and Services — 0.2%
Danaher Corp., 2.80%, 12/10/51	405,000	400,414
Illumina, Inc., 2.55%, 3/23/31	613,000	613,488
		1,013,902
Machinery — 0.3%
Cummins, Inc., 2.60%, 9/1/50	336,000	310,448
Vertiv Group Corp., 4.125%, 11/15/28(1)	780,000	789,138
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/28	601,000	683,749
		1,783,335
Media — 2.1%
AMC Networks, Inc., 4.25%, 2/15/29	1,055,000	1,050,316
Cable Onda SA, 4.50%, 1/30/30(1)	200,000	205,655
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.50%, 6/1/41	491,000	479,577
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	775,000	901,115
Comcast Corp., 3.75%, 4/1/40	588,000	659,532
CSC Holdings LLC, 5.875%, 9/15/22	1,140,000	1,169,657
CSC Holdings LLC, 7.50%, 4/1/28(1)	370,000	397,411
CSC Holdings LLC, 4.50%, 11/15/31(1)	390,000	385,757
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(1)	475,000	486,970

Discovery Communications LLC, 4.65%, 5/15/50	320,000	376,367
DISH DBS Corp., 5.25%, 12/1/26(1)	555,000	564,801
Gray Escrow II, Inc., 5.375%, 11/15/31(1)	703,000	724,473
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)	1,045,000	991,721
Time Warner Cable LLC, 4.50%, 9/15/42	820,000	895,912
ViacomCBS, Inc., 4.20%, 6/1/29	355,000	394,923
ViacomCBS, Inc., 4.375%, 3/15/43	350,000	399,096
VTR Finance NV, 6.375%, 7/15/28(1)	1,350,000	1,405,971
		11,489,254
Metals and Mining — 1.5%
Alcoa Nederland Holding BV, 4.125%, 3/31/29(1)	940,000	969,549
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)	1,384,000	1,413,728
Freeport-McMoRan, Inc., 4.625%, 8/1/30	1,891,000	2,031,236
Glencore Funding LLC, 2.625%, 9/23/31(1)	580,000	564,236
Minera Mexico SA de CV, 4.50%, 1/26/50(1)	653,000	714,464
Novelis Corp., 4.75%, 1/30/30(1)	775,000	816,059
Novelis Corp., 3.875%, 8/15/31(1)	320,000	318,498
Steel Dynamics, Inc., 3.45%, 4/15/30	305,000	326,242
Steel Dynamics, Inc., 3.25%, 1/15/31	580,000	612,276
Teck Resources Ltd., 6.25%, 7/15/41	540,000	717,624
		8,483,912
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	1,155,000	1,185,844
Multi-Utilities — 0.8%
Abu Dhabi National Energy Co. PJSC, 2.00%, 4/29/28(1)	405,000	401,416
Ameren Corp., 1.95%, 3/15/27	254,000	254,896
Ameren Corp., 3.50%, 1/15/31	577,000	623,140
CenterPoint Energy, Inc., 4.25%, 11/1/28	499,000	554,910
CenterPoint Energy, Inc., 2.65%, 6/1/31	408,000	413,974
Dominion Energy, Inc., 2.25%, 8/15/31	250,000	244,402
Dominion Energy, Inc., 4.90%, 8/1/41	378,000	466,334
NiSource, Inc., 5.65%, 2/1/45	375,000	507,561
Sempra Energy, 3.25%, 6/15/27	317,000	334,610
WEC Energy Group, Inc., 1.375%, 10/15/27	680,000	656,265
		4,457,508
Multiline Retail — 0.1%
Dollar Tree, Inc., 2.65%, 12/1/31	605,000	606,983
Oil, Gas and Consumable Fuels — 3.3%
Aker BP ASA, 3.75%, 1/15/30(1)	619,000	656,146
Aker BP ASA, 4.00%, 1/15/31(1)	242,000	261,971
Antero Resources Corp., 7.625%, 2/1/29(1)	578,000	642,496
BP Capital Markets America, Inc., 3.06%, 6/17/41	330,000	334,578
Cenovus Energy, Inc., 2.65%, 1/15/32	340,000	333,023
Continental Resources, Inc., 2.27%, 11/15/26(1)	430,000	427,229
Continental Resources, Inc., 2.875%, 4/1/32(1)	271,000	265,496
Diamondback Energy, Inc., 3.50%, 12/1/29	410,000	435,214
Ecopetrol SA, 4.625%, 11/2/31	480,000	467,525
Enbridge, Inc., 3.40%, 8/1/51	430,000	436,932
Energean Israel Finance Ltd., 4.50%, 3/30/24(1)	657,000	663,244
Energy Transfer LP, 5.25%, 4/15/29	773,000	886,200
Energy Transfer LP, 4.90%, 3/15/35	443,000	502,001
Enterprise Products Operating LLC, 4.85%, 3/15/44	528,000	637,092
Enterprise Products Operating LLC, 3.30%, 2/15/53	288,000	287,074
EQM Midstream Partners LP, 4.50%, 1/15/29(1)	355,000	369,724
Equinor ASA, 3.25%, 11/18/49	249,000	264,447

Flex Intermediate Holdco LLC, 3.36%, 6/30/31(1)	235,000	236,264
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(1)	1,050,000	1,047,524
Geopark Ltd., 5.50%, 1/17/27(1)	200,000	192,958
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	351,000	468,430
Lukoil Capital DAC, 3.60%, 10/26/31(1)	1,252,000	1,221,871
MEG Energy Corp., 5.875%, 2/1/29(1)	980,000	1,027,383
Petroleos Mexicanos, 3.50%, 1/30/23	626,000	633,083
Petroleos Mexicanos, 6.50%, 3/13/27	1,127,000	1,203,760
Petroleos Mexicanos, 6.70%, 2/16/32(1)	111,000	112,329
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	48,125
SA Global Sukuk Ltd., 2.69%, 6/17/31(1)	1,135,000	1,143,771
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	755,000	838,816
Southwestern Energy Co., 5.375%, 3/15/30	972,000	1,043,189
TransCanada PipeLines Ltd., 2.50%, 10/12/31	358,000	356,395
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	316,000	333,440
Venture Global Calcasieu Pass LLC, 3.875%, 11/1/33(1)	407,000	428,213
		18,205,943
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.10%, 4/30/27(1)	475,000	481,186
Pharmaceuticals — 0.4%
Bristol-Myers Squibb Co., 2.55%, 11/13/50	404,000	383,273
Merck & Co., Inc., 1.70%, 6/10/27	420,000	422,768
Merck & Co., Inc., 2.15%, 12/10/31	435,000	436,574
Royalty Pharma plc, 2.20%, 9/2/30	682,000	660,930
Viatris, Inc., 4.00%, 6/22/50	268,000	286,072
		2,189,617
Real Estate Management and Development — 0.2%
Essential Properties LP, 2.95%, 7/15/31	615,000	606,833
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31(1)	410,000	408,570
		1,015,403
Road and Rail — 0.6%
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	347,000	418,073
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51	240,000	261,209
DAE Funding LLC, 1.55%, 8/1/24(1)	456,000	453,134
DAE Funding LLC, 3.375%, 3/20/28(1)	912,000	923,970
Union Pacific Corp., MTN, 3.55%, 8/15/39	654,000	726,231
XPO Logistics, Inc., 6.25%, 5/1/25(1)	640,000	670,410
		3,453,027
Semiconductors and Semiconductor Equipment — 0.7%
Broadcom, Inc., 4.75%, 4/15/29	377,000	429,536
Intel Corp., 2.80%, 8/12/41	755,000	754,645
Microchip Technology, Inc., 4.25%, 9/1/25	1,290,000	1,339,969
NXP BV / NXP Funding LLC / NXP USA, Inc., 4.30%, 6/18/29(1)	235,000	263,536
Qorvo, Inc., 4.375%, 10/15/29	549,000	583,518
Qorvo, Inc., 3.375%, 4/1/31(1)	386,000	393,552
		3,764,756
Software — 0.4%
Autodesk, Inc., 2.40%, 12/15/31	742,000	740,679
NCR Corp., 5.125%, 4/15/29(1)	580,000	601,466
Oracle Corp., 3.60%, 4/1/40	855,000	858,935
		2,201,080
Specialty Retail — 0.6%
AutoNation, Inc., 1.95%, 8/1/28	433,000	423,736
Home Depot, Inc. (The), 3.90%, 6/15/47	371,000	434,515
Home Depot, Inc. (The), 2.375%, 3/15/51	530,000	488,311

Lowe's Cos., Inc., 2.625%, 4/1/31	1,055,000	1,080,486
Michaels Cos., Inc. (The), 5.25%, 5/1/28(1)	435,000	435,911
Victoria's Secret & Co., 4.625%, 7/15/29(1)	400,000	409,612
		3,272,571
Technology Hardware, Storage and Peripherals — 0.7%
Apple, Inc., 2.65%, 2/8/51	980,000	966,045
Dell International LLC / EMC Corp., 4.90%, 10/1/26	785,000	884,724
Dell International LLC / EMC Corp., 8.10%, 7/15/36	205,000	312,410
Dell International LLC / EMC Corp., 3.375%, 12/15/41(1)	595,000	589,080
Dell International LLC / EMC Corp., 8.35%, 7/15/46	89,000	148,281
HP, Inc., 2.65%, 6/17/31(1)	715,000	705,661
Seagate HDD Cayman, 4.875%, 3/1/24	188,000	199,553
Seagate HDD Cayman, 3.125%, 7/15/29	284,000	278,098
		4,083,852
Thrifts and Mortgage Finance — 0.5%
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	1,155,000	1,130,214
Nationwide Building Society, VRN, 4.125%, 10/18/32(1)	790,000	842,885
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/26(1)	515,000	511,828
		2,484,927
Trading Companies and Distributors — 0.2%
Aircastle Ltd., 5.25%, 8/11/25(1)	779,000	857,317
BOC Aviation Ltd., MTN, 1.75%, 1/21/26	500,000	490,925
		1,348,242
Water Utilities — 0.1%
Essential Utilities, Inc., 2.70%, 4/15/30	513,000	521,781
Wireless Telecommunication Services — 0.7%
Sprint Corp., 7.625%, 2/15/25	1,030,000	1,185,803
T-Mobile USA, Inc., 4.75%, 2/1/28	986,000	1,039,471
T-Mobile USA, Inc., 3.50%, 4/15/31	486,000	506,465
T-Mobile USA, Inc., 3.50%, 4/15/31(1)	300,000	312,633
T-Mobile USA, Inc., 3.40%, 10/15/52(1)	385,000	383,941
Vodafone Group plc, VRN, 4.125%, 6/4/81	585,000	580,074
		4,008,387
TOTAL CORPORATE BONDS (Cost $230,453,188)		231,135,857
U.S. TREASURY SECURITIES — 12.5%
U.S. Treasury Bonds, 4.375%, 11/15/39(3)	600,000	836,414
U.S. Treasury Bonds, 1.125%, 5/15/40(3)	400,000	350,719
U.S. Treasury Bonds, 1.125%, 8/15/40	1,800,000	1,572,188
U.S. Treasury Bonds, 1.875%, 2/15/41	6,500,000	6,435,762
U.S. Treasury Bonds, 2.25%, 5/15/41	700,000	735,656
U.S. Treasury Bonds, 3.125%, 11/15/41	638,000	766,871
U.S. Treasury Bonds, 3.125%, 2/15/42	1,500,000	1,807,793
U.S. Treasury Bonds, 3.00%, 5/15/42	2,800,000	3,316,687
U.S. Treasury Bonds, 2.75%, 11/15/42	1,085,000	1,236,985
U.S. Treasury Bonds, 2.875%, 5/15/43	400,000	464,969
U.S. Treasury Bonds, 3.125%, 8/15/44(3)	200,000	242,945
U.S. Treasury Bonds, 3.00%, 11/15/44	200,000	238,578
U.S. Treasury Bonds, 3.00%, 11/15/45	200,000	240,344
U.S. Treasury Bonds, 3.375%, 11/15/48	1,850,000	2,421,260
U.S. Treasury Bonds, 2.25%, 8/15/49	2,200,000	2,355,461
U.S. Treasury Bonds, 2.375%, 11/15/49	2,390,000	2,626,386
U.S. Treasury Bonds, 1.625%, 11/15/50	600,000	559,195
U.S. Treasury Bonds, 1.875%, 2/15/51	2,300,000	2,276,461
U.S. Treasury Bonds, 2.375%, 5/15/51	5,000,000	5,524,219

U.S. Treasury Bonds, 2.00%, 8/15/51	11,200,000	11,420,500
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/27	3,166,940	3,515,287
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	1,081,640	1,212,782
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/31	2,125,700	2,382,005
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/31	722,610	812,968
U.S. Treasury Notes, 0.125%, 2/28/23(3)	1,000,000	996,055
U.S. Treasury Notes, 1.00%, 12/15/24	10,000,000	10,012,109
U.S. Treasury Notes, 1.25%, 11/30/26	1,000,000	999,531
U.S. Treasury Notes, 1.50%, 11/30/28	4,000,000	4,016,875
TOTAL U.S. TREASURY SECURITIES (Cost $68,062,827)		69,377,005
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 11.7%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.2%
FHLMC, VRN, 2.35%, (1-year H15T1Y plus 2.26%), 4/1/37	28,965	30,819
FHLMC, VRN, 2.12%, (12-month LIBOR plus 1.86%), 7/1/41	73,583	77,525
FHLMC, VRN, 1.88%, (12-month LIBOR plus 1.63%), 8/1/46	115,924	120,248
FHLMC, VRN, 3.08%, (12-month LIBOR plus 1.64%), 9/1/47	60,647	63,113
FNMA, VRN, 1.77%, (6-month LIBOR plus 1.57%), 6/1/35	14,350	14,942
FNMA, VRN, 2.67%, (12-month LIBOR plus 1.61%), 4/1/46	348,501	362,886
FNMA, VRN, 3.19%, (12-month LIBOR plus 1.61%), 3/1/47	24,433	25,286
FNMA, VRN, 3.23%, (12-month LIBOR plus 1.62%), 5/1/47	265,088	276,632
		971,451
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 11.5%
FHLMC, 6.00%, 9/1/35	203,887	235,480
FHLMC, 6.00%, 2/1/38	101,927	118,263
FHLMC, 3.00%, 6/1/51	1,784,749	1,850,076
FHLMC, 3.00%, 7/1/51	1,561,314	1,618,463
FHLMC, 2.50%, 9/1/51	2,445,182	2,500,502
FHLMC, 2.50%, 9/1/51	2,183,354	2,230,591
FHLMC, 3.50%, 9/1/51	195,628	206,087
FHLMC, 2.50%, 10/1/51	2,467,155	2,522,212
FHLMC, 2.00%, 12/1/51	2,641,430	2,636,556
FHLMC, 2.50%, 12/1/51	1,270,623	1,298,994
FHLMC, 2.50%, 1/1/52	2,200,000	2,247,351
FNMA, 6.00%, 12/1/33	139,567	158,437
FNMA, 3.50%, 3/1/34	566,247	598,406
FNMA, 6.00%, 9/1/37	135,600	157,145
FNMA, 6.00%, 11/1/37	169,261	196,260
FNMA, 4.50%, 4/1/39	172,871	191,702
FNMA, 4.50%, 5/1/39	492,763	546,471
FNMA, 6.50%, 5/1/39	79,965	92,144
FNMA, 4.50%, 10/1/39	862,376	956,320
FNMA, 4.00%, 8/1/41	687,856	755,932
FNMA, 3.50%, 10/1/41	512,797	553,662
FNMA, 3.50%, 2/1/42	362,411	390,952
FNMA, 3.50%, 5/1/42	232,725	251,346
FNMA, 3.50%, 6/1/42	1,799,856	1,944,538
FNMA, 3.50%, 8/1/42	551,964	596,341
FNMA, 3.50%, 9/1/42	157,715	170,334
FNMA, 3.50%, 5/1/45	369,605	395,228
FNMA, 4.00%, 11/1/45	443,124	479,658
FNMA, 4.00%, 11/1/45	186,020	201,231
FNMA, 4.00%, 2/1/46	599,620	648,022
FNMA, 4.00%, 4/1/46	564,373	609,313
FNMA, 3.50%, 2/1/47	947,337	1,013,513

FNMA, 3.50%, 7/1/51	3,338,766	3,540,670
FNMA, 3.50%, 8/1/51	95,335	101,398
FNMA, 3.50%, 9/1/51	220,150	233,077
FNMA, 2.50%, 11/1/51	2,196,330	2,246,022
FNMA, 2.50%, 12/1/51	2,700,000	2,761,087
FNMA, 2.50%, 1/1/52	2,200,000	2,247,351
FNMA, 4.00%, 6/1/57	514,185	569,814
FNMA, 4.00%, 11/1/59	503,769	555,204
GNMA, 2.50%, TBA	5,550,000	5,683,974
GNMA, 3.00%, TBA	1,280,000	1,324,455
GNMA, 7.00%, 11/15/22	24	25
GNMA, 7.00%, 4/20/26	97	105
GNMA, 7.50%, 8/15/26	219	239
GNMA, 8.00%, 8/15/26	90	97
GNMA, 8.00%, 6/15/27	310	312
GNMA, 7.00%, 2/15/28	55	55
GNMA, 6.50%, 3/15/28	420	460
GNMA, 6.50%, 5/15/28	1,406	1,544
GNMA, 7.00%, 5/15/31	1,326	1,522
GNMA, 5.50%, 12/15/32	50,166	57,402
GNMA, 4.50%, 8/15/33	65,763	73,731
GNMA, 6.00%, 9/20/38	52,929	59,956
GNMA, 5.50%, 11/15/38	72,714	83,020
GNMA, 5.50%, 11/15/38	18,505	20,376
GNMA, 6.00%, 1/20/39	12,499	14,408
GNMA, 4.50%, 4/15/39	85,015	95,029
GNMA, 4.50%, 6/15/39	197,892	224,764
GNMA, 4.50%, 1/15/40	127,465	143,203
GNMA, 4.50%, 4/15/40	129,012	146,564
GNMA, 4.00%, 7/15/40	87,120	94,752
GNMA, 4.50%, 12/15/40	246,933	280,410
GNMA, 3.50%, 6/20/42	582,283	623,976
GNMA, 3.50%, 6/20/51	1,242,440	1,295,847
GNMA, 3.00%, 7/20/51	951,994	986,519
GNMA, 3.00%, 8/20/51	967,932	1,004,611
GNMA, 2.50%, 9/20/51	1,825,106	1,871,915
GNMA, 3.00%, 9/20/51	1,958,802	2,032,367
GNMA, 3.00%, 10/20/51	1,580,746	1,640,455
GNMA, 3.00%, 11/20/51	1,990,778	2,066,842
UMBS, 2.50%, TBA	3,413,000	3,482,343
		63,937,431
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $65,094,212)		64,908,882
COLLATERALIZED MORTGAGE OBLIGATIONS — 10.6%
Private Sponsor Collateralized Mortgage Obligations — 9.6%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.48%, 3/25/35	137,041	139,539
Arroyo Mortgage Trust, Series 2020-1, Class M1, 4.28%, 3/25/55(1)	2,166,000	2,218,319
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 2.80%, 6/25/34	72,683	74,364
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.40%, (1-year H15T1Y plus 2.25%), 2/25/36	39,989	40,696
Bellemeade Re Ltd., Series 2017-1, Class M2, VRN, 3.45%, (1-month LIBOR plus 3.35%), 10/25/27(1)	646,280	648,330
Bellemeade Re Ltd., Series 2018-1A, Class M2, VRN, 3.00%, (1-month LIBOR plus 2.90%), 4/25/28(1)	1,750,000	1,758,991
Bellemeade Re Ltd., Series 2019-2A, Class M1C, VRN, 2.10%, (1-month LIBOR plus 2.00%), 4/25/29(1)	280,000	280,246
Bellemeade Re Ltd., Series 2019-3A, Class M1C, VRN, 2.05%, (1-month LIBOR plus 1.95%), 7/25/29(1)	309,000	309,399
Bellemeade Re Ltd., Series 2021-1A, Class M1B, VRN, 2.25%, (SOFR plus 2.20%), 3/25/31(1)	700,000	706,215

Bellemeade Re Ltd., Series 2021-3A, Class M1B, VRN, 1.45%, (SOFR plus 1.40%), 9/25/31(1)	1,925,000	1,916,065
Bellemeade Re Ltd., Series 2021-3A, Class M1C, VRN, 1.60%, (SOFR plus 1.55%), 9/25/31(1)	1,450,000	1,440,538
Bunker Hill Loan Depositary Trust, Series 2019-2, Class M1, 3.67%, 7/25/49(1)	2,916,000	2,910,837
Citigroup Mortgage Loan Trust, Series 2015-PS1, Class B3, VRN, 5.25%, 9/25/42(1)	564,827	587,941
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 1.94%, 8/25/34	358,488	367,831
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	3,384	3,297
Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class B2, VRN, 3.39%, 4/25/65(1)	1,616,300	1,617,141
Credit Suisse Mortgage Trust, Series 2019-AFC1, Class B1, VRN, 4.07%, 7/25/49(1)	1,155,243	1,157,194
Credit Suisse Mortgage Trust, Series 2019-NQM1, Class B1, VRN, 3.89%, 10/25/59(1)	1,070,850	1,095,702
Credit Suisse Mortgage Trust, Series 2021-NQM1, Class A3 SEQ, VRN, 1.20%, 5/25/65(1)	1,910,634	1,897,537
Deephaven Residential Mortgage Trust, Series 2020-1, Class B1, VRN, 3.66%, 1/25/60(1)	1,325,000	1,323,813
Eagle RE Ltd., Series 2018-1, Class M2, VRN, 3.10%, (1-month LIBOR plus 3.00%), 11/25/28(1)	1,600,000	1,609,691
Ellington Financial Mortgage Trust, Series 2020-1, Class B1, VRN, 5.24%, 5/25/65(1)	1,000,000	1,034,097
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.31%, 10/25/34	238,932	247,911
Galton Funding Mortgage Trust, Series 2019-H1, Class B1 SEQ, VRN, 3.89%, 10/25/59(1)	2,000,000	2,000,105
GCAT Trust, Series 2019-NQM3, Class B1, VRN, 3.95%, 11/25/59(1)	1,100,000	1,141,954
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.16%, 6/25/34	50,913	50,702
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.60%, 5/25/34	93,805	92,776
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.74%, 1/25/35	107,986	111,975
Home RE Ltd., Series 2020-1, Class M1B, VRN, 3.35%, (1-month LIBOR plus 3.25%), 10/25/30(1)	539,429	541,182
Home RE Ltd., Series 2020-1, Class M1C, VRN, 4.25%, (1-month LIBOR plus 4.15%), 10/25/30(1)	650,000	658,256
JP Morgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 7.17%, 2/25/32	12,292	12,394
JP Morgan Mortgage Trust, Series 2019-INV1, Class B4, VRN, 5.03%, 10/25/49(1)	3,180,482	3,272,623
JP Morgan Mortgage Trust, Series 2019-LTV3, Class B4, VRN, 4.50%, 3/25/50(1)	1,145,448	1,148,536
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.73%, 11/21/34	83,625	84,672
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.11%, 11/25/35	149,953	149,313
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.83%, 2/25/35	126,310	127,926
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.83%, 2/25/35	63,528	64,523
New Residential Mortgage Loan Trust, Series 2020-NQM2, Class M1 SEQ, VRN, 3.89%, 5/24/60(1)	3,577,000	3,619,797
Oaktown Re IV Ltd., Series 2020-1A, Class M2, VRN, 7.10%, (1-month LIBOR plus 7.00%), 7/25/30(1)	550,583	553,628
Oaktown Re V Ltd., Series 2020-2A, Class M1B, VRN, 3.70%, (1-month LIBOR plus 3.60%), 10/25/30(1)	302,703	303,622
Radnor RE Ltd., Series 2021-2, Class M1A, VRN, 1.90%, (SOFR plus 1.85%), 11/25/31(1)	850,000	851,632
Radnor RE Ltd., Series 2020-2, Class M1C, VRN, 4.70%, (1-month LIBOR plus 4.60%), 10/25/30(1)	109,930	109,943
Radnor RE Ltd., Series 2021-1, Class M1B, VRN, 1.75%, (SOFR plus 1.70%), 12/27/33(1)	2,000,000	2,002,525
Radnor RE Ltd., Series 2021-2, Class M1B, VRN, 3.75%, (SOFR plus 3.70%), 11/25/31(1)	675,000	681,473
Seasoned Credit Risk Transfer Trust Series, Series 2021-1, Class M, 4.25%, 9/25/60(1)	2,000,000	2,044,655
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(1)	111,586	112,892
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E, VRN, 3.00%, 4/25/60(1)	584,000	585,604
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.36%, 7/25/34	153,047	157,244
Verus Securitization Trust, Series 2020-2, Class B1 SEQ, VRN, 5.36%, 5/25/60(1)	1,920,000	1,966,152
Verus Securitization Trust, Series 2020-2, Class M1, VRN, 5.36%, 5/25/60(1)	900,000	927,022
Verus Securitization Trust, Series 2020-INV1, Class B1, VRN, 5.75%, 3/25/60(1)	1,100,000	1,137,671
Verus Securitization Trust, Series 2021-2, Class A3, VRN, 1.55%, 2/25/66(1)	2,607,884	2,588,340
Vista Point Securitization Trust, Series 2020-1, Class B1, VRN, 5.375%, 3/25/65(1)	2,600,000	2,655,397
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	26,896	27,663
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	161,459	159,757
		53,327,648
U.S. Government Agency Collateralized Mortgage Obligations — 1.0%
FHLMC, Series 2014-DN3, Class M3, VRN, 4.10%, (1-month LIBOR plus 4.00%), 8/25/24	129,730	132,179
FHLMC, Series 2015-HQ2, Class M3, VRN, 3.35%, (1-month LIBOR plus 3.25%), 5/25/25	112,445	113,669
FHLMC, Series 2019-DNA2, Class B1, VRN, 4.45%, (1-month LIBOR plus 4.35%), 3/25/49(1)	600,000	619,670
FHLMC, Series 2019-DNA2, Class M2, VRN, 2.55%, (1-month LIBOR plus 2.45%), 3/25/49(1)	277,564	280,666
FHLMC, Series 2020-DNA3, Class M2, VRN, 3.10%, (1-month LIBOR plus 3.00%), 6/25/50(1)	107,255	107,447
FHLMC, Series 2020-HQA2, Class M2, VRN, 3.20%, (1-month LIBOR plus 3.10%), 3/25/50(1)	159,973	162,002
FHLMC, Series 2020-HQA3, Class M2, VRN, 3.70%, (1-month LIBOR plus 3.60%), 7/25/50(1)	91,020	91,419

FHLMC, Series 2021-DNA6, Class B1, VRN, 3.45%, (SOFR plus 3.40%), 10/25/41(1)	1,350,000	1,360,930
FHLMC, Series 3397, Class GF, VRN, 0.61%, (1-month LIBOR plus 0.50%), 12/15/37	128,720	129,971
FHLMC, Series 5123, Class HI, IO, 5.00%, 1/25/42	2,067,223	364,833
FHLMC, Series 5146, Class DI, IO, 5.50%, 7/25/39	1,189,306	222,845
FNMA, Series 2014-C01, Class M2, VRN, 4.50%, (1-month LIBOR plus 4.40%), 1/25/24	280,683	290,916
FNMA, Series 2014-C02, Class 2M2, VRN, 2.70%, (1-month LIBOR plus 2.60%), 5/25/24	244,699	248,377
FNMA, Series 2014-C04, Class 1M2, VRN, 5.00%, (1-month LIBOR plus 4.90%), 11/25/24	242,696	252,919
FNMA, Series 2015-C02, Class 1M2, VRN, 4.10%, (1-month LIBOR plus 4.00%), 5/25/25	58,536	59,626
FNMA, Series 2015-C04, Class 1M2, VRN, 5.80%, (1-month LIBOR plus 5.70%), 4/25/28	575,272	606,775
FNMA, Series 2016-C01, Class 1M2, VRN, 6.85%, (1-month LIBOR plus 6.75%), 8/25/28	77,830	81,781
GNMA, Series 2007-5, Class FA, VRN, 0.24%, (1-month LIBOR plus 0.14%), 2/20/37	137,950	137,773
		5,263,798
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $58,923,699)		58,591,446
COLLATERALIZED LOAN OBLIGATIONS — 7.9%
Aimco CLO Ltd., Series 2019-10A, Class CR, VRN, 2.03%, (3-month LIBOR plus 1.90%), 7/22/32(1)	1,900,000	1,899,935
Aimco CLO Ltd., Series 2019-10A, Class DR, VRN, 3.03%, (3-month LIBOR plus 2.90%), 7/22/32(1)	675,000	677,447
Aimco CLO Ltd., Series 2020-12A, Class C, VRN, 2.27%, (3-month LIBOR plus 2.15%), 1/17/32(1)	1,250,000	1,251,597
ARES L CLO Ltd., Series 2018-50A, Class CR, VRN, 2.02%, (3-month LIBOR plus 1.90%), 1/15/32(1)	1,300,000	1,295,733
ARES LII CLO Ltd., Series 2019-52A, Class CR, VRN, 2.23%, (3-month LIBOR plus 2.10%), 4/22/31(1)	700,000	700,905
ARES LII CLO Ltd., Series 2019-52A, Class DR, VRN, 3.43%, (3-month LIBOR plus 3.30%), 4/22/31(1)	525,000	527,567
Ares XL CLO Ltd., Series 2016-40A, Class CRR, VRN, 2.92%, (3-month LIBOR plus 2.80%), 1/15/29(1)	1,275,000	1,278,871
Ares XXXIX CLO Ltd., Series 2016-39A, Class CR2, VRN, 2.17%, (3-month LIBOR plus 2.05%), 4/18/31(1)	1,200,000	1,201,194
Atrium IX, Series 9A, Class BR2, VRN, 1.68%, (3-month LIBOR plus 1.50%), 5/28/30(1)	950,000	945,425
Bain Capital Credit CLO Ltd., Series 2019-2A, Class CR, VRN, 2.22%, (3-month LIBOR plus 2.10%), 10/17/32(1)	2,350,000	2,352,151
Barings CLO Ltd., Series 2016-2A, Class DR2, VRN, 3.24%, (3-month LIBOR plus 3.15%), 1/20/32(1)	1,430,000	1,430,000
BDS Ltd., Series 2021-FL7, Class C, VRN, 1.81%, (1-month LIBOR plus 1.70%), 6/16/36(1)	1,600,000	1,580,545
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 1.58%, (3-month LIBOR plus 1.45%), 4/20/31(1)	575,000	573,613
CarVal CLO III Ltd., Series 2019-2A, Class CR, VRN, 2.08%, (3-month LIBOR plus 1.95%), 7/20/32(1)	700,000	700,697
CarVal CLO III Ltd., Series 2019-2A, Class DR, VRN, 3.08%, (3-month LIBOR plus 2.95%), 7/20/32(1)	900,000	902,493
Dewolf Park CLO Ltd., Series 2017-1A, Class CR, VRN, 1.97%, (3-month LIBOR plus 1.85%), 10/15/30(1)	1,000,000	997,777
Dryden CLO Ltd., Series 2019-72A, Class CR, VRN, 2.01%, (3-month LIBOR plus 1.85%), 5/15/32(1)	900,000	899,515
Dryden CLO Ltd., Series 2021-87A, Class D, VRN, 3.11%, (3-month LIBOR plus 2.95%), 5/20/34(1)	1,250,000	1,250,988
Elmwood CLO IV Ltd., Series 2020-1A, Class B, VRN, 1.82%, (3-month LIBOR plus 1.70%), 4/15/33(1)	2,250,000	2,250,807
Elmwood CLO VII Ltd., Series 2020-4A, Class C, VRN, 2.37%, (3-month LIBOR plus 2.25%), 1/17/34(1)	1,000,000	1,002,134
Elmwood CLO VIII Ltd., Series 2021-1A, Class C1, VRN, 2.08%, (3-month LIBOR plus 1.95%), 1/20/34(1)	1,000,000	991,663
Elmwood CLO X Ltd., Series 2021-3A, Class D, VRN, 2.99%, (3-month LIBOR plus 2.90%), 10/20/34(1)	1,075,000	1,079,595
Goldentree Loan Management US CLO Ltd., Series 2019-4A, Class CR, VRN, 2.12%, (3-month LIBOR plus 2.00%), 4/24/31(1)	1,125,000	1,126,250
KKR CLO Ltd., Series 2018, Class CR, VRN, 2.22%, (3-month LIBOR plus 2.10%), 7/18/30(1)	1,425,000	1,425,044
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 1.62%, (3-month LIBOR plus 1.50%), 4/15/31(1)	450,000	448,655
Magnetite XXIV Ltd., Series 2019-24A, Class B, VRN, 1.97%, (3-month LIBOR plus 1.85%), 1/15/33(1)	1,000,000	1,001,024
Magnetite Xxix Ltd., Series 2021-29A, Class D, VRN, 2.72%, (3-month LIBOR plus 2.60%), 1/15/34(1)	1,125,000	1,115,636
Marathon Clo Ltd., Series 2021-17A, Class B1, VRN, 2.89%, (3-month LIBOR plus 2.68%), 1/20/35(1)	1,325,000	1,326,311
Nassau Ltd., Series 2019-IA, Class BR, VRN, 2.72%, (3-month LIBOR plus 2.60%), 4/15/31(1)	1,500,000	1,501,489
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-30A, Class DR, VRN, 2.98%, (3-month LIBOR plus 2.85%), 1/20/31(1)	650,000	646,374
Octagon Investment Partners 31 Ltd., Series 2017-1A, Class CR, VRN, 2.18%, (3-month LIBOR plus 2.05%), 7/20/30(1)	750,000	748,438
Octagon Investment Partners XV Ltd., Series 2013-1A, Class CRR, VRN, 2.13%, (3-month LIBOR plus 2.00%), 7/19/30(1)	1,400,000	1,396,727
Rad CLO 15 Ltd., Series 2021-15A, Class D, VRN, 3.30%, (3-month LIBOR plus 3.05%), 1/20/34(1)	800,000	803,401
Rockford Tower CLO Ltd., Series 2017-3A, Class D, VRN, 2.78%, (3-month LIBOR plus 2.65%), 10/20/30(1)	500,000	494,701
Rockford Tower CLO Ltd., Series 2018-1A, Class D, VRN, 3.16%, (3-month LIBOR plus 3.00%), 5/20/31(1)	900,000	903,226
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 2.48%, (3-month LIBOR plus 2.35%), 1/20/32(1)	1,100,000	1,101,812
Taconic Park CLO Ltd., Series 2016-1A, Class BR, VRN, 2.03%, (3-month LIBOR plus 1.90%), 1/20/29(1)	875,000	875,239
TCI-Symphony CLO Ltd., Series 2017-1A, Class CR, VRN, 1.92%, (3-month LIBOR plus 1.80%), 7/15/30(1)	1,975,000	1,976,967

TCI-Symphony CLO Ltd., Series 2016 -1A, Class CR2, VRN, 2.27%, (3-month LIBOR plus 2.15%), 10/13/32(1)	800,000	800,026
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $43,489,845)		43,481,972
ASSET-BACKED SECURITIES — 6.4%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)	975,000	964,668
Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.45%, 7/15/46(1)	2,447,917	2,424,151
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A SEQ, 2.74%, 8/15/41(1)	1,058,384	1,046,330
Castlelake Aircraft Structured Trust, Series 2021-1A, Class C, 7.00%, 1/15/46(1)	1,041,852	1,039,680
Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.17%, 5/11/37	1,894,175	1,907,319
DI Issuer LLC, Series 2021-1A, Class A2 SEQ, 3.72%, 9/15/51(1)	2,675,000	2,668,756
Diamond Issuer, Series 2021-1A, Class C, 3.79%, 11/20/51(1)	1,900,000	1,894,666
Diamond Resorts Owner Trust, Series 2021-1A, Class C, 2.70%, 11/21/33(1)	1,085,796	1,082,486
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(1)	944,000	920,584
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(1)	1,100,000	1,096,788
FirstKey Homes Trust, Series 2021-SFR1, Class F1, 3.24%, 8/17/38(1)	1,400,000	1,373,427
Flexential Issuer, Series 2021-1A, Class A2 SEQ, 3.25%, 11/27/51(1)	2,275,000	2,265,936
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	1,090,142	1,134,146
Goodgreen Trust, Series 2021-1A, Class A SEQ, 2.66%, 10/15/56(1)	732,233	725,728
Lunar Aircarft Ltd., Series 2020-1A, Class A SEQ, 3.38%, 2/15/45(1)	1,318,490	1,277,268
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)	640,231	640,812
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A SEQ, 2.64%, 10/15/46(1)	1,746,469	1,740,961
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(1)	2,403,750	2,385,190
Navigator Aircraft ABS Ltd., Series 2021-1, Class A SEQ, 2.77%, 11/15/46(1)	1,691,146	1,689,071
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A SEQ, 3.97%, 6/15/44(1)	1,446,498	1,433,981
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class C, 3.12%, 5/20/36(1)	160,492	162,144
Slam Ltd., Series 2021-1A, Class A SEQ, 2.43%, 6/15/46(1)	1,065,680	1,047,553
START Ireland, Series 2019-1, Class A SEQ, 4.09%, 3/15/44(1)	1,325,535	1,319,780
Stonepeak ABS, Series 2021-1A, Class AA, 2.30%, 2/28/33(1)	732,155	725,531
Tricon American Homes, Series 2020-SFR1, Class C, 2.25%, 7/17/38(1)	500,000	493,095
Tricon American Homes, Series 2020-SFR1, Class D, 2.55%, 7/17/38(1)	1,200,000	1,186,183
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	319,691	319,351
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	610,115	626,685
TOTAL ASSET-BACKED SECURITIES (Cost $35,946,672)		35,592,270
SOVEREIGN GOVERNMENTS AND AGENCIES — 3.1%
Brazil — 0.2%
Brazilian Government International Bond, 6.00%, 4/7/26	1,000,000	1,122,385
Chile†
Chile Government International Bond, 3.625%, 10/30/42	153,000	162,392
Colombia — 0.1%
Colombia Government International Bond, 7.375%, 9/18/37	500,000	583,750
Dominican Republic†
Dominican Republic International Bond, 5.95%, 1/25/27	200,000	223,000
Egypt — 0.2%
Egypt Government International Bond, 8.50%, 1/31/47	1,300,000	1,156,191
Ghana†
Ghana Government International Bond, 7.875%, 2/11/35	300,000	236,258
Greece — 1.6%
Hellenic Republic Government Bond, 0.75%, 6/18/31(1)	8,250,000	8,916,287
Jordan — 0.2%
Jordan Government International Bond, 7.375%, 10/10/47(1)	500,000	506,663
Jordan Government International Bond, 7.375%, 10/10/47	400,000	405,750
		912,413
Namibia†
Namibia International Bonds, 5.25%, 10/29/25	200,000	210,375

Panama — 0.1%
Panama Government International Bond, 6.70%, 1/26/36	217,000	291,170
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50	299,000	421,443
Philippines — 0.1%
Philippine Government International Bond, 6.375%, 10/23/34	235,000	326,848
Poland — 0.1%
Republic of Poland Government International Bond, 3.00%, 3/17/23	265,000	272,277
Russia — 0.1%
Russian Foreign Bond - Eurobond, 5.25%, 6/23/47	200,000	253,592
South Africa†
Republic of South Africa Government International Bond, 5.875%, 6/22/30	200,000	223,405
Sri Lanka — 0.1%
Sri Lanka Government International Bond, 7.55%, 3/28/30	500,000	251,250
Tunisia†
Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25	200,000	153,265
Turkey — 0.1%
Turkey Government International Bond, 6.875%, 3/17/36	850,000	800,224
Uruguay — 0.1%
Uruguay Government International Bond, 4.375%, 10/27/27	125,000	140,782
Uruguay Government International Bond, 4.125%, 11/20/45	211,000	251,356
		392,138
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $17,387,243)		16,908,663
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.0%
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.54%, 3/9/44(1)	1,375,000	1,397,670
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.55%, 3/11/44(1)	825,000	824,724
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, VRN, 2.51%, (1-month LIBOR plus 2.40%), 9/15/36(1)	1,800,000	1,788,010
BXMT Ltd., Series 2020-FL2, Class D, VRN, 2.11%, (SOFR plus 2.06%), 2/15/38(1)	2,275,000	2,267,478
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, VRN, 2.26%, (1-month LIBOR plus 2.15%), 5/15/36(1)	2,555,000	2,556,950
MF1 Ltd., Series 2019-FL2, Class C, VRN, 2.16%, (SOFR plus 2.11%), 12/25/34(1)	483,128	483,774
PFP Ltd., Series 2021-8, Class D, VRN, 2.26%, (1-month LIBOR plus 2.15%), 8/9/37(1)	1,100,000	1,095,241
Ready Capital Mortgage Financing LLC, Series 2021-FL5, Class C, VRN, 2.35%, (1-month LIBOR plus 2.25%), 4/25/38(1)	759,000	758,296
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $11,261,399)		11,172,143
MUNICIPAL SECURITIES — 1.9%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	330,000	493,722
California State University Rev., 2.98%, 11/1/51	400,000	408,704
Chicago GO, 7.05%, 1/1/29	40,000	45,943
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	190,000	282,972
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 3.61%, 8/15/40 (AGM)	105,000	111,941
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	387,000	416,830
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	910,000	917,687
Grand Parkway Transportation Corp. Rev., 3.24%, 10/1/52	255,000	258,192
Houston GO, 3.96%, 3/1/47	255,000	308,189
Los Angeles Community College District GO, 6.75%, 8/1/49	130,000	223,785
Los Angeles Unified School District GO, 5.75%, 7/1/34	300,000	390,827
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	240,000	336,410
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	185,000	264,055
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	780,000	785,868
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	50,000	62,897
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	300,000	483,457
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	40,000	62,827

Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	455,000	464,041
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	160,000	188,885
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	240,000	356,101
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	150,000	208,262
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	225,000	242,648
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	395,000	533,577
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	355,000	493,543
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	178,000	251,437
San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43	130,000	143,305
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	180,000	242,897
San Jose Redevelopment Agency Successor Agency Tax Allocation, 3.375%, 8/1/34	215,000	225,865
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	230,000	275,721
State of California GO, 4.60%, 4/1/38	140,000	161,250
State of California GO, 7.55%, 4/1/39	260,000	434,401
State of California GO, 7.30%, 10/1/39	135,000	212,012
State of California GO, 7.60%, 11/1/40	25,000	43,148
State of Washington GO, 5.14%, 8/1/40	190,000	260,356
TOTAL MUNICIPAL SECURITIES (Cost $9,912,283)		10,591,755
PREFERRED STOCKS — 1.1%
Banks — 0.5%
Banco Santander SA, 4.75%	960,000	961,718
ING Groep NV, 3.875%	885,000	844,069
PNC Financial Services Group, Inc. (The), 3.40%	444,000	438,113
SVB Financial Group, 4.25%	353,000	358,604
		2,602,504
Insurance — 0.2%
Allianz SE, 3.20%(1)	1,310,000	1,260,875
Trading Companies and Distributors — 0.4%
Air Lease Corp., 4.125%	866,000	861,670
Aircastle Ltd., 5.25%(1)	1,140,000	1,168,500
		2,030,170
TOTAL PREFERRED STOCKS (Cost $5,911,536)		5,893,549
EXCHANGE-TRADED FUNDS — 0.5%
SPDR Bloomberg Convertible Securities ETF (Cost $2,762,177)	33,600	2,787,456
BANK LOAN OBLIGATIONS(4) — 0.3%
Food Products†
United Natural Foods, Inc., Term Loan B, 3.35%, (1-month LIBOR plus 3.25%), 10/22/25	98,241	98,391
Media — 0.2%
DirecTV Financing, LLC, Term Loan, 8/2/27(5)	991,813	994,004
Pharmaceuticals — 0.1%
Horizon Therapeutics USA Inc., 2021 Term Loan B2, 2.25%, (1-month LIBOR plus 1.75%), 3/15/28	780,080	778,477
TOTAL BANK LOAN OBLIGATIONS (Cost $1,872,373)		1,870,872
U.S. GOVERNMENT AGENCY SECURITIES — 0.1%
Tennessee Valley Authority, 1.50%, 9/15/31 (Cost $399,930)	400,000	394,404
TEMPORARY CASH INVESTMENTS — 1.4%
Landesbank Baden-Wuerttemberg, 0.06%, 1/3/22(1)(6)	2,464,000	2,463,985
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.00% - 2.375%, 4/30/24 - 5/15/51, valued at $798,508), in a joint trading account at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $782,678)		782,677
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.125%, 8/15/44, valued at $2,660,253), at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $2,608,002)		2,608,000

State Street Institutional U.S. Government Money Market Fund, Premier Class	1,651,272	1,651,272
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,505,941)		7,505,934
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $558,983,325)		560,212,208
OTHER ASSETS AND LIABILITIES — (1.2)%		(6,623,811)
TOTAL NET ASSETS — 100.0%		$553,588,397

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,232,384	EUR	2,858,096	JPMorgan Chase Bank N.A.	3/16/22	$(26,337)
USD	3,241,728	EUR	2,870,158	JPMorgan Chase Bank N.A.	3/16/22	(30,745)
USD	2,446,227	EUR	2,167,582	JPMorgan Chase Bank N.A.	3/16/22	(25,190)
						$(82,272)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	175	March 2022	$38,180,078	$6,476
U.S. Treasury 5-Year Notes	53	March 2022	6,411,758	7,350
U.S. Treasury Long Bonds	31	March 2022	4,973,563	(30,186)
U.S. Treasury Ultra Bonds	28	March 2022	5,519,500	(97,867)
			$55,084,899	$(114,227)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bund 10-Year Bonds	45	March 2022	$8,779,711	$149,696
U.S. Treasury 10-Year Ultra Notes	89	March 2022	13,032,937	(8,705)
			$21,812,648	$140,991
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	8/5/24	$1,500,000	$(512)	$124,457	$123,945
CPURNSA	Receive	2.33%	2/8/26	$5,000,000	531	363,555	364,086
CPURNSA	Receive	2.36%	2/9/26	$5,000,000	530	357,397	357,927
CPURNSA	Receive	2.30%	2/24/26	$5,000,000	531	367,161	367,692
					$1,080	$1,212,570	$1,213,650

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	-	Uniform Mortgage-Backed Securities
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $255,480,438, which represented 46.1% of total net assets. Of these securities, 0.9% of total net assets were deemed illiquid under policies approved by the Board of Trustees.
(2)Perpetual maturity with no stated maturity date.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $915,310.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(5)The interest rate will be determined upon settlement of the bank loan obligation after period end.
(6)The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	231,135,857	—
U.S. Treasury Securities	—	69,377,005	—
U.S. Government Agency Mortgage-Backed Securities	—	64,908,882	—
Collateralized Mortgage Obligations	—	58,591,446	—
Collateralized Loan Obligations	—	43,481,972	—
Asset-Backed Securities	—	35,592,270	—
Sovereign Governments and Agencies	—	16,908,663	—
Commercial Mortgage-Backed Securities	—	11,172,143	—
Municipal Securities	—	10,591,755	—
Preferred Stocks	—	5,893,549	—
Exchange-Traded Funds	2,787,456	—	—
Bank Loan Obligations	—	1,870,872	—
U.S. Government Agency Securities	—	394,404	—
Temporary Cash Investments	1,651,272	5,854,662	—
	4,438,728	555,773,480	—
Other Financial Instruments
Futures Contracts	13,826	149,696	—
Swap Agreements	—	1,213,650	—
	13,826	1,363,346	—

Liabilities
Other Financial Instruments
Futures Contracts	136,758	—	—
Forward Foreign Currency Exchange Contracts	—	82,272	—
	136,758	82,272	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.